Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ (26,105)	¥ (29,050)
Other comprehensive income (loss) before reclassifications		(1,928)	(685)
Reclassifications out of accumulated other comprehensive income (loss)		(10,111)	3,630
Net change during the year		(12,039)	2,945
Balance at end of year		(38,144)	(26,105)
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		(26,274)	17,833
Other comprehensive income (loss) before reclassifications		47,673	(44,730)
Reclassifications out of accumulated other comprehensive income (loss)		(3,083)	623
Net change during the year		44,590	(44,107)
Balance at end of year		18,316	(26,274)
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[1]	(62,571)	(71,107)
Other comprehensive income (loss) before reclassifications	[1]	16,140	4,528
Reclassifications out of accumulated other comprehensive income (loss)	[1]	2,954	4,008
Net change during the year	[1]	19,094	8,536
Balance at end of year	[1]	(43,477)	(62,571)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[2]	62,740	24,224
Other comprehensive income (loss) before reclassifications	[2]	(65,741)	39,517
Reclassifications out of accumulated other comprehensive income (loss)	[2]	(9,982)	(1,001)
Net change during the year	[2]	(75,723)	38,516
Balance at end of year	[2]	¥ (12,983)	¥ 62,740

[1]	See Note 13 “Employee benefit plans” for further information.
[2]	See Note 2 “Fair value measurements” for further information.